Contents of Significant Accounts - Deferred Government Grants (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Miscellaneous liabilities [Abstract]
Beginning balance		$ 9,297,371	$ 295,133
Arising during the period	$ 227,932	6,755,920	9,566,327	$ 254,645
Other operating income	$ (49,582)	(1,469,616)	(118,757)	(34,405)
Exchange effect		11,871	(445,332)
Ending balance		14,595,546	9,297,371	295,133
Current					$ 2,821,467	$ 888,921
Noncurrent					11,774,079	8,408,450
Total		$ 9,297,371	$ 295,133	$ 295,133	$ 14,595,546	$ 9,297,371